Share-Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 17, 2015	Mar. 31, 2021	Mar. 17, 2021	Apr. 30, 2020	Mar. 19, 2020	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares				2,144
Share-based compensation costs						$ 610,849	$ 615,145
Share-based compensation costs						$ 34,926	77,364,000
Share based compensation options exercisable						335,436			339,936
weighted average exercise price of share options exercisable									$ 21.40
weighted-average remaining contractual term of options outstanding						3 years 2 months 4 days
weighted-average remaining contractual term of options exercisable									3 years 8 months 1 day
Shares granted forfieted						7,595		10,054	12,198
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized						$ 1,121,038	$ 1,002,608
Total compensation cost not yet recognized period for recognition						11 months 23 days			11 months 4 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share								$ 11.54
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares						7,595			27,125
Weighted average option price						$ 7.90
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		30,380	29,240		37,975
Weighted average value, per share		$ 7.90	$ 10.26			7.90			$ 11.06
Share vested, total fair value		$ 295,294							$ 114,739
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		91,942			17,240
Weighted average value, per share		$ 12.04				$ 7.90
Share vested, total fair value		$ 893,676							$ 265,487
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 months
Share-based Compensation, expiration period						10 months
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		91,942	35,849		25,579				62,763
Weighted average value, per share		$ 12.04							$ 12.77
Share vested, total fair value		$ 893,676
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			20,009
Weighted average value, per share			$ 10.26